File Nos. 33-39606, 33-49519,
                                                         33-53085 and 333-76661
                                                           CIK #782711, 891766,
                                                              891767 and 891768



                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                Amendment No. 25


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

 The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series H
                                     and J-L

                 Name and executive office address of Depositor:

                         Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132

                Name and complete address of agents for service:

                         Advisors Asset Management, Inc.
                            Attention:  Scott Coyler
                              18925 Base Camp Road
                            Monument, Colorado 80132

                             Chapman and Cutler LLP
                            Attention Mark J. Kneedy
                             111 West Monroe Street
                             Chicago, Illinois 60603

          ( X ) Check box if it is proposed that this filing will become effective on April 28, 2010 pursuant to paragraph (b) of Rule 485.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES,

SERIES H AND J-L

(UNIT INVESTMENT TRUSTS)





                        *  Portfolios of "Zero Coupon"
                           U.S. Treasury Securities

                        *  Designed for Safety of Capital
                           and High Yield to Maturity

                        *  Units sold to Separate Accounts
                           to Fund Benefits under Variable
                           Life Insurance Policies







                                   PROSPECTUS

                                 APRIL 28, 2010





SPONSOR:

        [LOGO]
                                        The Securities and Exchange Commission
         AAM                            has not approved or disapproved these
                                        Securities or passed upon the adequacy
       ADVISORS                         of this Prospectus.  Any representation
   ASSET MANAGEMENT                     to the contrary is a criminal offense.

                               INVESTMENT SUMMARY

1.  What is the Fund's Objective?

    Each Trust (as defined herein) seeks safety of capital and high yield to maturity by investing in a portfolio primarily of Stripped
    U.S. Treasury securities.

    Units of interest in the Trusts ("Units") are offered only to certain separate accounts (the "Accounts") to fund the benefits under variable insurance policies (the "Policies") issued by Monarch Life Insurance Company ("Monarch"), Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (collectively, the "Insurers"). These Accounts invest in Units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the Units are subject to the terms of the Policies.

    The rights of the Accounts as holders of Units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners.

2.  What are Stripped U.S. Treasury Securities?

    These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

3.  What is the Fund's Investment Strategy?

    * Each Trust invests primarily in Stripped Treasury securities. Each Trust also contains an interest-bearing U.S. Treasury note to provide income to pay the Trust's expenses.

    * Each Trust is a unit investment trust. Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.

    * For each 1,000 Units purchased, a Unitholder will receive a total distribution of approximately $1,000 for Units held until maturity of the underlying securities in the Trust.

    * The securities in a Trust, but not the Fund or the Units, are backed by the full faith and credit of the United States.

4.  What are the Significant Risks?

    You can lose money.  This can happen for various reasons, including:

    *  Rising interest rates can reduce the value of the Units.

    * Since each security is priced at a deep discount from face amount, Unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and decreases with the time to maturity.

    * If Units are sold before the underlying securities mature, the sales price may be less, because market prices of the securities before maturity will vary with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate outstanding Trusts. Such termination would result in sale of the securities before maturity and recognition of gains or losses.

5.  Is a Trust Appropriate for You?

    Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.

    The Fund is not appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

6.  Are the Trusts Managed?

    Unlike a mutual fund, a Trust is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a Trust holds securities to maturity unless sales are needed to raise cash for redemptions.

7.  How do I Buy Units?

    Each Account buys Units from the Sponsor. There is no minimum investment. Unit price is based on the net asset value of the Trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the Unit is added to the Unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the Trust.

8.  How do I Sell Units?

    An Account may sell Units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your Units.

9.  How are Distributions Made and Taxed?

    Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash following the maturity of the Stripped Treasury security.

    The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.


10.  What are the fees and expenses?

    This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in a Trust.

Transaction Charges

The Insurer initially pays a transaction charge to the Sponsor on the Units sold to an Account. The Insurer intends to recover this amount through an asset charge. See the accompanying prospectus for the Policies for further information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security in a Trust:

                                                PERCENT OF
REMAINING YEARS TO MATURITY                     OFFER PRICE
-----------------------------------------------------------
Less than 2 years                                  0.25%
At least 2 years but less than 3 years             0.50
At least 3 years but less than 5 years             0.75
At least 5 years but less than 8 years             1.00
At least 8 years but less than 13 year             1.50
At least 13 years                                  1.75

UNIT PRICE PER 1,000 UNITS (AS OF DECEMBER 31, 2009)
-----------------------------------------------------------


                                      SERIES H     SERIES J
                                        2011         2013
                                       TRUST        TRUST
-----------------------------------------------------------
Net asset value (based on offer
side evaluation of underlying
Securities)                           $988.42      $920.98

Plus transaction charge                 $2.48        $6.96

Unit price                            $990.90      $927.94



                                      SERIES K     SERIES L
                                        2014         2019
                                       TRUST        TRUST
-----------------------------------------------------------
Net asset value (based on offer
side evaluation of underlying
Securities)                           $897.30      $671.54

Plus transaction charge                 $6.78       $10.23

Unit price                            $904.08      $681.77





ESTIMATED TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES
PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES
-----------------------------------------------------------


      SERIES J     SERIES J     SERIES K     SERIES L
        2013         2013         2014         2019
       TRUST        TRUST        TRUST        TRUST
-----------------------------------------------------------
       $0.35        $0.35        $0.35        $0.35

             Report of Independent Registered Public Accounting Firm




Unitholders
Merrill Lynch Fund of Stripped ("Zero")
US Treasury Securities

We have audited the statements of assets and liabilities, including the schedules of investments, of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities Series H (2011 Trust), Series J (2013 Trust), Series K (2014 Trust) and Series L (2019 Trust) (collectively, the "Funds") as of December 31, 2009, and the related statements of operations, changes in net assets and financial highlights for each of the two years in the period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with The Bank of New York Mellon, trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, as of December 31, 2009, the results of their operations, changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                   /s/ Grant Thornton LLP

Chicago, IL
April 28, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES


The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities,
  Series H (2011 Trust), Series J (2013 Trust),
  Series K (2014 Trust) and Series L (2019 Trust)
  (the "Funds"):


We have audited the accompanying statements of operations, and of changes in net assets of the Funds for the year ended December 31, 2007, and financial highlights for each of the three years in the period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Trustee's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations of the Funds, the changes in their net assets and their financial highlights for the respective stated years in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP



Chicago, Illinois
March 18, 2008

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES H


STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009
                                                               2011 TRUST
                                                              ------------
TRUST PROPERTY:
  Investment in marketable securities
    (adjusted cost $1,862,957).........................       $ 1,971,558
                                                              -----------
              Total trust property.....................         1,971,558

LESS LIABILITIES:
  Advance from Trustee.................................             6,746
  Accrued expenses.....................................               782
  Redemptions payable..................................                50
                                                              -----------
              Total liabilities........................             7,578

                                                              -----------
NET ASSETS ............................................       $ 1,963,980
                                                              ===========


Net assets, applicable to 1,986,992 units outstanding
  Cost of securities                                          $ 1,862,957
  Unrealized appreciation on securities                           108,601
  Distributable funds (deficit)                                    (7,578)
                                                              -----------

Net Assets                                                    $ 1,963,980
                                                              ===========

UNITS OUTSTANDING......................................         1,986,992
                                                              ===========

UNIT VALUE.............................................       $   0.98842
                                                              ===========




                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES H


STATEMENTS OF OPERATIONS

                                                                         2011 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

INVESTMENT INCOME:
  Interest income..............................        $       -        $       -        $       -
  Accretion of original issue discount.........             101,385           99,396           96,296
  Trustee's fees and expenses..................              (4,957)          (5,335)          (4,032)
                                                       ------------     ------------     ------------
  Net investment income........................              96,428           94,061           92,264
                                                       ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on securities sold
    or redeemed................................              11,078           12,321           21,853
  Net change in unrealized appreciation
    (depreciation) of investments..............             (94,778)          60,357           46,645
                                                       ------------     ------------     ------------
  Net realized and unrealized gain (loss)
    on investments.............................             (83,700)          72,678           68,498
                                                       ------------     ------------     ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..............................        $     12,728     $    166,739     $    160,762
                                                       ============     ============     ============



                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES H


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         2011 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

OPERATIONS:
  Net investment income........................        $     96,428     $     94,061     $     92,264
  Net realized gain on securities sold
    or redeemed................................              11,078           12,321           21,853
  Net change in unrealized appreciation
    (depreciation) of investments..............             (94,778)          60,357           46,645
                                                       ------------     ------------     ------------
  Net increase in net assets resulting
    from operations............................              12,728          166,739          160,762
                                                       ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS: (Note 2)
  Issuance of additional units.................             112,626            6,676          447,876
  Redemptions of units.........................            (220,836)        (117,300)        (351,420)
                                                       ------------     ------------     ------------
  Net capital share transactions...............            (108,210)        (110,624)          96,456
                                                       ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS..........             (95,482)          56,115          257,218

NET ASSETS AT BEGINNING OF YEAR................           2,059,462        2,003,347        1,746,129
                                                       ------------     ------------     ------------

NET ASSETS AT END OF YEAR......................        $  1,963,980     $  2,059,462     $  2,003,347
                                                       ============     ============     ============

UNIT VALUE, END OF YEAR........................        $    0.98842     $    0.98271     $    0.90446
                                                       ============     ============     ============

TRUST UNITS OUTSTANDING AT END OF YEAR.........           1,986,992        2,095,700        2,214,967
                                                       ============     ============     ============


                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES J


STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009
                                                               2013 TRUST
                                                              ------------
TRUST PROPERTY:
  Investment in marketable securities
    (adjusted cost $1,117,929).........................       $ 1,270,729
  Cash.................................................             7,971
                                                              -----------
              Total trust property.....................         1,278,700

LESS LIABILITIES:
  Accrued expenses.....................................               738
  Redemption payable...................................                32
                                                              -----------
              Total liabilities........................               770

                                                              -----------
NET ASSETS ............................................       $ 1,277,930
                                                              ===========


Net assets, applicable to 1,387,581 units outstanding
  Cost of securities                                          $ 1,117,929
  Unrealized appreciation on securities                           152,800
  Distributable funds                                               7,201
                                                              -----------

Net Assets                                                    $ 1,277,930
                                                              ===========

UNITS OUTSTANDING......................................         1,387,581
                                                              ===========

UNIT VALUE.............................................       $   0.92098
                                                              ===========




                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES J


STATEMENTS OF OPERATIONS

                                                                         2013 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

INVESTMENT INCOME:
  Interest income..............................        $       -        $       -        $        490
  Accretion of original issue discount.........              64,278           61,940           58,946
  Trustee's fees and expenses..................              (5,848)          (4,574)          (3,193)
                                                       ------------     ------------     ------------
  Net investment income........................              58,430           57,366           56,243
                                                       ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on securities
    sold or redeemed...........................               2,509            3,376           10,640
  Net change in unrealized appreciation
    (depreciation) of investments..............             (59,778)          75,617           41,893
                                                       ------------     ------------     ------------
  Net realized and unrealized gain (loss)
    on investments.............................             (57,269)          78,993           52,533
                                                       ------------     ------------     ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..............................        $      1,161     $    136,359     $    108,776
                                                       ============     ============     ============



                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES J


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         2013 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

OPERATIONS:
  Net investment income........................        $     58,430     $     57,366     $     56,243
  Net realized gain on securities
    sold or redeemed...........................               2,509            3,376           10,640
  Net change in unrealized appreciation
    (depreciation) of investments..............             (59,778)          75,617           41,893
                                                       ------------     ------------     ------------
  Net increase in net assets resulting
    from operations............................               1,161          136,359          108,776
                                                       ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS: (Note 2)
  Issuance of additional units.................             111,924           23,583          153,248
  Redemptions of units.........................             (92,084)         (81,261)        (209,647)
                                                       ------------     ------------     ------------
  Net capital share transactions...............              19,840          (57,678)         (56,399)
                                                       ------------     ------------     ------------

NET INCREASE IN NET ASSETS.....................              21,001           78,681           52,377

NET ASSETS AT BEGINNING OF YEAR................           1,256,929        1,178,248        1,125,871
                                                       ------------     ------------     ------------

NET ASSETS AT END OF YEAR......................        $  1,277,930     $  1,256,929     $  1,178,248
                                                       ============     ============     ============

UNIT VALUE, END OF YEAR........................        $    0.92098     $    0.91676     $    0.81380
                                                       ============     ============     ============

TRUST UNITS OUTSTANDING AT END OF YEAR.........           1,387,581        1,371,055        1,447,835
                                                       ============     ============     ============


                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES K


STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009
                                                               2014 TRUST
                                                              ------------
TRUST PROPERTY:
  Investment in marketable securities
    (adjusted cost $6,211,015).........................       $ 7,236,934
  Accrued interest receivable..........................             1,129
                                                              -----------
              Total trust property.....................         7,238,063

LESS LIABILITIES:
  Advance from Trustee.................................               252
  Accrued expenses.....................................             1,205
  Redemption payable...................................               183
                                                              -----------
              Total liabilities........................             1,640

                                                              -----------
NET ASSETS ............................................       $ 7,236,423
                                                              ===========


Net assets, applicable to 8,064,629 units outstanding
  Cost of securities                                          $ 6,211,015
  Unrealized appreciation on securities                         1,025,919
  Distributable funds(deficit)                                       (511)
                                                              -----------

Net Assets                                                    $ 7,236,423
                                                              ===========

UNITS OUTSTANDING......................................         8,064,629
                                                              ===========

UNIT VALUE.............................................       $   0.89730
                                                              ===========




                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES K


STATEMENTS OF OPERATIONS

                                                                         2014 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

INVESTMENT INCOME:
  Interest income..............................        $      2,821     $      3,693     $      4,013
  Accretion of original issue discount.........             394,621          402,937          416,787
  Trustee's fees and expenses..................              (6,173)          (6,673)          (7,198)
                                                       ------------     ------------     ------------
  Net investment income........................             391,269          399,957          413,602
                                                       ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on securities sold
    or redeemed................................             167,859          105,661           26,140
  Net change in unrealized appreciation
    (depreciation) of investments..............            (570,754)         528,569          340,943
                                                       ------------     ------------     ------------
  Net realized and unrealized gain (loss)
    on investments.............................            (402,895)         634,230          367,083
                                                       ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS....................        $    (11,626)    $  1,034,187     $    780,685
                                                       ============     ============     ============



                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES K


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         2014 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

OPERATIONS:
  Net investment income........................        $    391,269     $    399,957     $    413,602
  Net realized gain on securities sold
    or redeemed................................             167,859          105,661           26,140
  Net change in unrealized appreciation
    (depreciation) of investments..............            (570,754)         528,569          340,943
                                                       ------------     ------------     ------------
  Net increase (decrease) in net assets
    resulting from operations..................             (11,626)       1,034,187          780,685
                                                       ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS: (Note 2)
  Issuance of additional units.................             328,263          180,794           60,976
  Redemptions of units.........................          (1,416,154)        (943,178)        (543,232)
                                                       ------------     ------------     ------------
  Net capital share transactions...............          (1,087,891)        (762,384)        (482,256)
                                                       ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS..........          (1,099,517)         271,803          298,429

NET ASSETS AT BEGINNING OF YEAR................           8,335,940        8,064,137        7,765,708
                                                       ------------     ------------     ------------

NET ASSETS AT END OF YEAR......................        $  7,236,423     $  8,335,940     $  8,064,137
                                                       ============     ============     ============

UNIT VALUE, END OF YEAR........................        $    0.89730     $    0.89734     $    0.79081
                                                       ============     ============     ============

TRUST UNITS OUTSTANDING AT END OF YEAR.........           8,064,629        9,289,618       10,197,264
                                                       ============     ============     ============


                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES L


STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009
                                                               2019 TRUST
                                                              ------------
TRUST PROPERTY:
  Investment in marketable securities
    (adjusted cost $3,314,676).........................       $ 3,603,813
  Accrued interest receivable..........................               416
                                                              -----------
              Total trust property.....................         3,604,229

LESS LIABILITIES:
  Advance from Trustee.................................             2,629
  Accrued expenses.....................................               970
  Redemption payable...................................                91
                                                              -----------
              Total liabilities........................             3,690

                                                              -----------
NET ASSETS ............................................       $ 3,600,539
                                                              ===========


Net assets, applicable to 5,361,647 units outstanding
  Cost of securities                                          $ 3,314,676
  Unrealized appreciation on securities                           289,137
  Distributable funds (deficit)                                    (3,274)
                                                              -----------

Net Assets                                                    $ 3,600,539
                                                              ===========

UNITS OUTSTANDING......................................         5,361,647
                                                              ===========

UNIT VALUE.............................................       $   0.67154
                                                              ===========




                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES L


STATEMENTS OF OPERATIONS

                                                                         2019 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

INVESTMENT INCOME:
  Interest income..............................        $      1,303     $      2,197     $      2,615
  Accretion of original issue discount.........             167,861          204,895          211,077
  Trustee's fees and expenses..................              (5,642)          (6,238)          (5,904)
                                                       ------------     ------------     ------------
  Net investment income........................             163,522          200,854          207,788
                                                       ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain on securities
    sold or redeemed...........................             185,118           31,689           33,960
  Net change in unrealized appreciation
    (depreciation) of investments..............            (659,251)         640,540          190,303
                                                       ------------     ------------     ------------
  Net realized and unrealized gain (loss)
    on investments.............................            (474,133)         672,229          224,263
                                                       ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS....................        $   (310,611)    $    873,083     $    432,051
                                                       ============     ============     ============



                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  US TREASURY SECURITIES, SERIES L


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         2019 TRUST
                                                       ...........YEARS ENDED DECEMBER 31,...........
                                                       ----------------------------------------------
                                                           2009             2008             2007
                                                       ------------     ------------     ------------

OPERATIONS:
  Net investment income........................        $    163,522     $    200,854     $    207,788
  Net realized gain on securities
    sold or redeemed...........................             185,118           31,689           33,960
  Net change in unrealized appreciation
    (depreciation)of investments...............            (659,251)         640,540          190,303
                                                       ------------     ------------     ------------
  Net increase (decrease) in net assets
    resulting from operations..................            (310,611)         873,083          432,051
                                                       ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS: (Note 2)
  Issuance of additional units.................             732,481           41,052          410,015
  Redemptions of units.........................          (1,845,720)        (267,718)        (633,475)
                                                       ------------     ------------     ------------
  Net capital share transactions...............          (1,113,239)        (226,666)        (223,460)
                                                       ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS..........          (1,423,850)         646,417          208,591

NET ASSETS AT BEGINNING OF YEAR................           5,024,389        4,377,972        4,169,381
                                                       ------------     ------------     ------------

NET ASSETS AT END OF YEAR......................        $  3,600,539     $  5,024,389     $  4,377,972
                                                       ============     ============     ============

UNIT VALUE, END OF YEAR........................        $    0.67154     $    0.72295     $    0.59775
                                                       ============     ============     ============

TRUST UNITS OUTSTANDING AT END OF YEAR.........           5,361,647        6,949,815        7,324,038
                                                       ============     ============     ============


                         See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Basis of presentation - The financial statements are presented on the accrual basis of accounting.

      (b) Security Valuation - Securities are stated at value as determined by the independent Evaluator based on bid side evaluations for the securities. Accounting Standards Codification 820, "Fair Value Measurements", establishes a framework for measuring fair value and expands disclosure about fair value measurements in financial statements for the Funds. The framework under the standard is comprised of a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

           Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Funds have the ability to access as of the measurement date.

           Level 2:  Significant observable inputs other than Level 1 prices,
           such as quoted prices for     similar assets or liabilities, quoted
           prices in markets that are not active, and other    inputs that are
           observable or can be corroborated by observable market data.

           Level 3: Significant unobservable inputs that reflect a Funds' own assumptions about the assumptions that market participants would use in pricing an asset or liability.

           The inputs or methodologies used for valuing Securities are not necessarily an indication of the risk associated with investing those Securities.

           Changes in valuation techniques may result in transfers in or out of an investment's assigned level as described above.

           The following table summarizes the Funds' investments as of the most recently ended fiscal period, based on the inputs used to value them:


                               Level 1          Level 2        Level 3           TOTAL
           -------------------------------------------------------------------------------
             2011 TRUST     $       -       $  1,971,558    $       -       $  1,971,558
             2013 TRUST             -          1,270,729            -          1,270,729
             2014 TRUST             -          7,236,934            -          7,236,934
             2019 TRUST             -          3,603,813            -          3,603,813

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


      (c) Investment Income - Interest income is recorded on an accrual basis. Investment income also includes accretion of original issue discount on the Stripped Treasury Securities. Such amortization is included in the cost of the Stripped Treasury Securities and not in distributable funds because it is not currently available for distribution to unit holders. Expenses include a fee for Trustee services paid to the Bank of New York Mellon, the Trustee. In addition, the Evaluator will receive a monthly fee based on units outstanding. The Trust also pays recurring financial reporting costs.

      (d) Adjusted cost - Cost of the Funds' Stripped Treasury Securities is based on the offering price of the Stripped Treasury Securities on the dates the Stripped Treasury Securities were deposited in the Trust, plus accretion of original issue discount. The cost of securities sold is determined using the first-in, first out cost basis. Sales of securities are recorded on the trade date.

      (e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


  2.  CAPITAL SHARE TRANSACTIONS

      Additional units were issued for the year ended December 31 as follows:


      SERIES     TRUST         2009            2008            2007

        H         2011        114,127           4,797         511,135
        J         2013        116,864          12,131         201,630
        K         2014        377,483         217,086          85,782
        L         2019      1,096,028          53,786         741,519



      Units were redeemed for the year ended December 31 as follows:

      SERIES     TRUST         2009            2008            2007

        H         2011         222,835         124,064         404,223
        J         2013         100,338          88,911         274,443
        K         2014       1,602,472       1,124,732         745,006
        L         2019       2,684,196         428,009       1,096,891


      Units may be redeemed at the office of the Trustee upon tender thereof, generally on any business day or, in the case of un-certificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.


  3.  INCOME TAXES

      The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required. In addition, management has determined that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken for any tax years that are open for examination.

      All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

      At December 31, 2009, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Fund's schedule of investments.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS





  4.  DISTRIBUTIONS

      It is anticipated that each Fund will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities, which are non-interest-bearing.

  5.  CHANGE IN SPONSOR

      Effective January 12, 2007, the sponsor of the Funds, Merrill Lynch, Pierce, Fenner & Smith, Incorporated (a wholly owned subsidiary of Merrill Lynch & Co., Inc.), transferred sponsorship of the Funds to Advisor's Asset Management Inc. The transfer of sponsorship did not have an effect on the net asset value or financial statements of the Funds.

  6.  FINANCIAL HIGHLIGHTS

      Net investment income per unit has been calculated based on the monthly weighted-average number of units outstanding during the period. The net increase (decrease) in net assets resulting from operations per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the monthly weighted average net assets for the Funds.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H and J - L
FINANCIAL HIGHLIGHTS

December 31, 2009


                                                    2011          2013          2014          2019
                                                    TRUST         TRUST         TRUST         TRUST
                                                  ---------     ---------     ---------     ---------

Per Unit Operating Performance:
Net asset value, Beginning of period              $ 0.98271     $ 0.91676     $ 0.89734     $ 0.72295
                                                  ---------     ---------     ---------     ---------

Operating profit                                    0.04783       0.04605       0.04511       0.02945
Expense                                            (0.00233)     (0.00419)     (0.00070)     (0.00098)
                                                  ---------     ---------     ---------     ---------

Net investment income                               0.04550       0.04186       0.04441       0.02847
Realized and unrealized loss on investments        (0.03979)     (0.03764)     (0.04445)     (0.07988)
                                                  ---------     ---------     ---------     ---------

Net increase (decrease) in net assets
  resulting from operations                         0.00571       0.00422      (0.00004)     (0.05141)
                                                  ---------     ---------     ---------     ---------

Net asset value, end of period                    $ 0.98842     $ 0.92098     $ 0.89730     $ 0.67154
                                                  =========     =========     =========     =========

Total return                                           0.58%         0.46%         0.00%        -7.11%

Ratio to average net assets:
 Expenses                                             -0.24%        -0.46%        -0.08%        -0.14%
 Net investment income                                 4.59%         4.53%         4.98%         4.17%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H and J - L
FINANCIAL HIGHLIGHTS

December 31, 2008


                                                    2011          2013          2014          2019
                                                    TRUST         TRUST         TRUST         TRUST
                                                  ---------     ---------     ---------     ---------

Per Unit Operating Performance:
Net asset value, Beginning of period              $ 0.90446     $ 0.81380     $ 0.79081     $ 0.59775
                                                  ---------     ---------     ---------     ---------

Operating profit                                    0.04655       0.04414       0.04244       0.02901
Expense                                            (0.00249)     (0.00326)     (0.00070)     (0.00087)
                                                  ---------     ---------     ---------     ---------

Net investment income                               0.04406       0.04088       0.04174       0.02814
Realized and unrealized gain on investments         0.03419       0.06208       0.06479       0.09706
                                                  ---------     ---------     ---------     ---------

Net increase in net assets resulting
  from operations                                   0.07825       0.10296       0.10653       0.12520
                                                  ---------     ---------     ---------     ---------

Net asset value, end of period                    $ 0.98271     $ 0.91676     $ 0.89734     $ 0.72295
                                                  =========     =========     =========     =========

Total return                                           8.65%        12.65%        13.47%        20.95%

Ratio to average net assets:
 Expenses                                             -0.26%        -0.38%        -0.08%        -0.14%
 Net investment income                                 4.61%         4.72%         5.02%         4.47%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H and J - L
FINANCIAL HIGHLIGHTS

December 31, 2007


                                                    2011          2013          2014          2019
                                                    TRUST         TRUST         TRUST         TRUST
                                                  ---------     ---------     ---------     ---------

Per Unit Operating Performance:
Net asset value, Beginning of period              $ 0.82831     $ 0.74039     $ 0.71531     $ 0.54293
                                                  ---------     ---------     ---------     ---------

Operating profit                                    0.04672       0.03971       0.04008       0.02728
Expense                                            (0.00195)     (0.00213)     (0.00069)     (0.00075)
                                                  ---------     ---------     ---------     ---------

Net investment income                               0.04476       0.03758       0.03939       0.02653
Realized and unrealized gain on investments         0.03139       0.03584       0.03611       0.02830
                                                  ---------     ---------     ---------     ---------

Net increase in net assets resulting
  from operations                                   0.07615       0.07341       0.07550       0.05483
                                                  ---------     ---------     ---------     ---------

Net asset value, end of period                    $ 0.90446     $ 0.81380     $ 0.79081     $ 0.59775
                                                  =========     =========     =========     =========

Total return                                           9.19%         9.92%        10.56%        10.10%

Ratio to average net assets:
 Expenses                                             -0.23%        -0.27%        -0.09%        -0.13%
 Net investment income                                 5.18%         4.82%         5.34%         4.72%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H and J - L
FINANCIAL HIGHLIGHTS

December 31, 2006


                                                    2011          2013          2014          2019
                                                    TRUST         TRUST         TRUST         TRUST
                                                  ---------     ---------     ---------     ---------

Per Unit Operating Performance:
Net asset value, Beginning of period              $0.80511      $ 0.72100     $ 0.69472     $ 0.53556
                                                  ---------     ---------     ---------     ---------

Operating profit                                    0.04496       0.04034       0.03771       0.02619
Expense                                            (0.00188)     (0.00340)     (0.00053)     (0.00069)
                                                  ---------     ---------     ---------     ---------

Net investment income                               0.04308       0.03694       0.03718       0.02550
Realized and unrealized loss on investments        (0.01988)     (0.01755)     (0.01659)     (0.01813)
                                                  ---------     ---------     ---------     ---------

Net increase in net assets resulting
  from operations                                   0.02320       0.01939       0.02059       0.00737
                                                  ---------     ---------     ---------     ---------

Net asset value, end of period                    $ 0.82831     $ 0.74039     $ 0.71531     $ 0.54293
                                                  =========     =========     =========     =========

Total Return                                           2.88%         2.69%         2.96%         1.38%

Ratio to average net assets:
 Expenses                                             -0.23%        -0.46%        -0.08%        -0.13%
 Net investment income                                 5.31%         5.03%         5.38%         4.84%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H and J - L
FINANCIAL HIGHLIGHTS

December 31, 2005


                                                    2011          2013          2014          2019
                                                    TRUST         TRUST         TRUST         TRUST
                                                  ---------     ---------     ---------     ---------

Per Unit Operating Performance:
Net asset value, Beginning of period              $ 0.79274     $ 0.71078     $ 0.67246     $ 0.49451
                                                  ---------     ---------     ---------     ---------

Operating profit                                    0.04253       0.03798       0.03537       0.02503
Expense                                            (0.00243)     (0.01042)     (0.00028)     (0.00195)
                                                  ---------     ---------     ---------     ---------

Net investment income                               0.04010       0.02756       0.03509       0.02308
Realized and unrealized gain (loss)
  on investments                                   (0.02773)     (0.01734)     (0.01283)      0.01797
                                                  ---------     ---------     ---------     ---------

Net increase in net assets resulting
  from operations                                   0.01237       0.01022       0.02226       0.04105
                                                  ---------     ---------     ---------     ---------

Net asset value, end of period                    $ 0.80511     $ 0.72100     $ 0.69472     $ 0.53556
                                                  =========     =========     =========     =========

Total Return                                           1.56%         1.44%         3.31%         8.30%

Ratio to average net assets:
 Expenses                                             -0.30%        -1.44%        -0.04%        -0.37%
 Net investment income                                 5.01%         3.80%         5.14%         4.41%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES


SCHEDULES OF INVESTMENTS
AS OF DECEMBER 31, 2009


     PORTFOLIO NO.                                                     ADJUSTED         FAIR
     AND TITLE OF            INTEREST                     FACE           COST           VALUE
      SECURITIES               RATE       MATURITY       AMOUNT        (NOTE A)       (NOTE A)
-------------------------    --------     --------    -----------    -----------    -----------

Series H (2011 Trust)

  1 Stripped Treasury
    Securities (Note B)        0.00%      02/15/11    $ 1,983,000    $ 1,862,957    $ 1,971,558
                                                      -----------    -----------    -----------

  Total                                               $ 1,983,000    $ 1,862,957    $ 1,971,558
                                                      ===========    ===========    ===========













                                See Notes to Portfolios

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES


SCHEDULES OF INVESTMENTS
AS OF DECEMBER 31, 2009


     PORTFOLIO NO.                                                     ADJUSTED         FAIR
     AND TITLE OF            INTEREST                     FACE           COST           VALUE
      SECURITIES               RATE       MATURITY       AMOUNT        (NOTE A)       (NOTE A)
-------------------------    --------     --------    -----------    -----------    -----------

Series J (2013 Trust)

  1 Stripped Treasury
    Securities (Note B)        0.00%      02/15/13    $ 1,345,000    $ 1,117,929    $ 1,270,729
                                                      -----------    -----------    -----------

  Total                                               $ 1,345,000    $ 1,117,929    $ 1,270,729
                                                      ===========    ===========    ===========


Series K (2014 Trust)

  1 Stripped Treasury
    Securities (Note B)        0.00%      02/15/14    $ 7,931,000    $ 6,169,504    $ 7,198,889

  2 U.S. Treasury Bonds       11.25       02/15/15         26,931         41,511         38,045
                                                      -----------    -----------    -----------

  Total                                               $ 7,957,931    $ 6,211,015    $ 7,236,934
                                                      ===========    ===========    ===========


Series L (2019 Trust)

  1 Stripped Treasury
    Securities (Note B)        0.00%      02/15/19    $ 5,157,000    $ 3,296,974    $ 3,585,972

  2 U.S. Treasury Bonds        8.875      02/15/19         12,755         17,702         17,841
                                                      -----------    -----------    -----------

  Total                                               $ 5,169,755    $ 3,314,676    $ 3,603,813
                                                      ===========    ===========    ===========



                                See Notes to Portfolios

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO SCHEDULES OF INVESTMENTS
AS OF DECEMBER 31, 2009

Note A - See Note 1 to Financial Statements

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S Treasury debt obligations, and
         (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank, which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

 THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES, SERIES H
                                 AND J THROUGH L

  Each Series (a "Trust" or "Fund") was formed to provide safety of capital and a high yield to maturity through investment in fixed portfolios consisting primarily of stripped debt obligations of the United States of America ("Stripped Treasury Securities"). See Risk Factors--Special Characteristics of Stripped Treasury Securities for a brief description of the characteristics of the various types of these Securities. Each Trust also initially contained an interest-bearing Treasury Security (the "Treasury Note") to provide income to pay the expenses of the Trust (certain Trusts no longer include a Treasury Note due to maturity). There is no assurance that these objectives will be realized if Units are sold before the underlying Securities mature, because market prices of the Securities before maturity and therefore the value of the Units will vary with changes in interest rates and other factors. Each Series is designated by the year in which its Stripped Treasury Securities mature. Series H is sometimes referred to herein as the "2011 Trust"; Series J is sometimes referred to herein as the "2013 Trust"; Series K is sometimes referred to herein as the "2014 Trust"; and Series L is sometimes referred to herein as the "2019 Trust." Stripped Treasury Securities do not make any periodic payments of interest prior to maturity; accordingly, each Trust's portfolio as a whole is priced at a deep discount from face amount and Unit prices may be subject to greater fluctuations in response to changing interest rates than in a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. See Risk Factors. The Sponsor may deposit additional Securities, with maturities identical to those of the Securities initially deposited, in any or all of the Trusts in connection with the creation and sale of additional Units (see Fund Structure).

  The original sponsor of the Trusts was Merrill Lynch, Pierce, Fenner & Smith Incorporated. On January 12, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated transferred sponsorship to Advisors Asset Management, Inc. (the "Sponsor"). Units in the Trusts are sold only to the Accounts to fund the benefits under issued by the Insurers. The Accounts invest in Units of the Trusts in accordance with allocation instructions received from Policyowners. Accordingly, the interest of a Policyowner in the Units is subject to the terms of the Policy and is described in the accompanying prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of, and any distributions on, Units, and the benefits provided under a Policy. The rights of the Accounts as Holders of Units should be distinguished from the rights of a Policyowner which are described in the Policies. As long as Units are sold only to the Accounts, the term "Holder" in this Prospectus shall refer to the Accounts (or the Sponsor if it holds Units acquired in the secondary market--see Market for Units).

                                 FUND STRUCTURE

  Each Trust is a unit investment trust created under New York law by a trust indenture (the "Indenture") among the Sponsor, the Trustee and the Evaluator, or their predecessors. The Indenture hereby incorporated by reference and the statements made herein are qualified in their entirety by this reference. On the initial date of deposit for each Trust (the "Initial Date of Deposit") the underlying Securities were deposited with the Trustee at prices equal to the valuation of those Securities on the offer side of the market as determined by the Evaluator, and the Trustee delivered Units representing the entire ownership of that Trust in the Fund. Most if not all of the Securities so deposited were represented by purchase contracts assigned to the Trustee together with an irrevocable letter or letters of credit issued by a commercial bank or banks in the amount necessary to complete their purchase. The record holders ("Holders") of Units will have the right to have their Units redeemed (see Redemption) at a price based on the aggregate offer side evaluation of the Securities ("Redemption Price per Unit") if the Units cannot be sold in the market which the Sponsor has committed to maintain (see

Market for Units). Redemption will be made in securities ("in kind") or in cash at the option of the Holder.

  The Sponsor may deposit additional Securities, with an identical maturity to that of the Securities initially deposited, in any of the Trusts, and Units in the Trusts may be continuously offered for sale by means of this Prospectus (see Sale of Units--Distribution), resulting in a potential increase in the number of outstanding Units of each Trust (see Selection and Acquisition of Securities). However, each Unit will continue to represent the identical face amount of Securities with identical maturity dates.

  As used herein, "Securities" includes the Stripped Treasury Securities and interest-bearing Treasury Note deposited in the Trusts and described under Portfolios and any additional Treasury Securities deposited thereafter or contracts for the purchase thereof together with an irrevocable letter or letters of credit sufficient to perform such contracts.

                                  RISK FACTORS

  An investment in Units of a Trust should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the Trust's portfolio (the "Portfolio") and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with those and other economic problems, have contributed to recent wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Furthermore, a direct Holder (but not necessarily Policyowners--see Taxes) will have significant amounts of taxable income attributable to it before receipt of the cash attributable to that income.

  Because interest on "zero coupon" debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accrued and reinvested interest (and of a fund comprised of these obligations), is subject to greater fluctuations than on obligations that distribute income regularly. Accordingly, while the full faith and credit of the U.S. Government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater market risk than in a fund invested in debt obligations of comparable maturity that pay interest currently. This risk is greater when the period to maturity is longer.

SPECIAL CHARACTERISTICS OF STRIPPED TREASURY SECURITIES

  Bearer bonds are transferable by delivery; payments are made to the holder of the bonds. Stripped bonds have been stripped of their unmatured interest coupons; stripped coupons are coupons that have been stripped from an issuer's bonds. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations that do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

  Stripped Treasury Securities held by any Trust shall consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their unmatured interest coupons and (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry systems called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") and "Coupon Under Book-Entry Safekeeping" ("CUBES"). STRIPS and CUBES, while direct obligations of the United States and issued under programs introduced by the U.S. Treasury, are not issued directly by the U.S. government. The STRIPS program facilitates secondary market stripping of selected Treasury notes and bonds


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
into individual principal and interest components by purchasers with access to a book-entry account at a Federal Reserve bank. Those obligations may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits separate trading and ownership of interest and principal payments. The Federal Reserve does not charge a fee for this service, but book-entry transfers of interest and principal components are subject to the same fee schedule generally applicable to transfers of Treasury securities.

  The Stripped Treasury Securities in each Trust are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest. The Securities are sold at a substantial discount from their face amounts payable at maturity. A holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of the cash attributable to that income. However, when an insurance company separate account such as the Account is the Holder, any taxable income will in effect be offset by deducting an equal amount for an increase in reserves. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury securities.

  Under accounting principles generally accepted in the United States, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the amortization of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "effective interest" method which generally will result in a lesser amount of includible income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "effective interest" method described above, the "effective interest" method may differ to the extent that accounting principles generally accepted in the United States permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period (see Taxes below).

                             DESCRIPTION OF THE FUND

THE PORTFOLIO

  The Portfolio of each Trust consists of Stripped Treasury Securities, with fixed maturity dates and not having any equity or conversion features, that do not pay interest before maturity and as such were purchased at a deep discount (see above) and for certain Trusts of a Treasury Note deposited in order to provide cash income with which to pay the expenses of the Trust. It is intended that the Portfolio for each Trust will comply with any investment limitations required to assure favorable Federal income tax treatment for the Policies issued by the Insurers.

SELECTION AND ACQUISITION OF SECURITIES

  In selecting Securities for deposit in a Trust, the following factors, among others, were considered by the Unit Investment Trusts division of Merrill Lynch, Pierce, Fenner & Smith Incorporated, the original sponsor of the Trusts: (i) the types of securities available; (ii) the prices of those securities relative to other comparable securities; (iii) the extent to which those securities trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of those securities; and (v) the maturities of those securities.

  The yield to maturity and discount from par on securities of the type deposited in the Trusts depend on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the securities.

  Each Trust consists of the Securities (or contracts to purchase the Securities) listed under Portfolios and any additional Securities deposited in the Trust pursuant to the terms of the Indenture (including provisions with respect to deposit of Securities in connection with the sale of additional Units) as long as they may continue to be held from time to time in the


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
Trust, together with accrued and undistributed interest on any interest-bearing securities deposited in order to pay the expenses of the Trust, undistributed cash representing payments of principal and cash realized from the disposition of Securities.

  Because certain of the Securities from time to time may be sold under certain circumstances described herein, each Trust is not expected to retain its present size and composition (see Redemption). The Indenture also authorizes the Sponsor to increase the size and number of Units of any Trust by the deposit of additional Securities and the issue of a corresponding number of additional Units, provided that the maturity of any additional Securities deposited in the Trust is identical to the maturity of the Securities initially deposited in the Trust.

THE UNITS

  Each Unit represents a fractional undivided interest in the Securities held in the related Trust and net income of the Trust. If Units of any Trust are redeemed the face amount of Securities in that Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. However, if additional Units are issued by any Trust (through deposit of Securities by the Sponsor in connection with the sale of additional Units), the aggregate face amount of Securities in the Trust will be increased by amounts allocable to the additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder (which may include the Sponsor) or until the termination of the Indenture (see Redemption and Administration of the Fund--Amendment and Termination).

INCOME AND YIELD

  The economic effect of purchasing Units of a Trust is that the investor who holds his Units until maturity of the underlying Securities should receive approximately a fixed yield, not only on his original investment but on all earned discount during the life of the Securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, an investor in the Units, unlike an investor in a fund comprised of customary securities, virtually eliminates his risk of being unable to invest distributions at a rate as high as the yield on his Trust, but will forego the ability to reinvest at higher rates in the future.

  The Treasury Note deposited in each Trust in order to pay the expenses of the Trust includes an item of accrued but unpaid interest up to its date of deposit. To avoid having Holders pay for this accrued interest (which earns no return) when Units are purchased, the Trustee pays this amount of accrued interest to the Sponsor as a special distribution. The Trustee will recover the amount of this distribution from interest received on the Treasury Note deposited in the Trust. Although the Treasury Note will also accrue interest during the period between the date of deposit and the date of settlement for Units, the Sponsor anticipates that any such amount of accrued interest will be minimal and, therefore, will not be added to the Offering Price of the Units.

  The price per Unit will vary in accordance with fluctuations in the prices of the Securities held by the Trust. Changes in the Offering Prices or in a Trust's expenses will result in changes in the yields to maturity.

                                  SALE OF UNITS

OFFERING PRICE

  The Offering Price per Unit of a Trust is computed as of the Evaluation Time by adding (a) the aggregate offer side evaluation of the Securities in the Trust (as determined by the Evaluator), (b) cash on hand in the Trust (other than cash covering contracts to purchase Securities), (c) accrued and unpaid interest as of the date of computation and (d) all other assets of the Trust; deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted, (y) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; dividing the result by the number of Units of the Trust outstanding as of the date of computation; and adding the applicable transaction charge depending on the remaining years to maturity of the Stripped Treasury Security in the Trust:

                                               PERCENT          PERCENT
                                                  OF             OF NET
                                               OFFERING         AMOUNTS
REMAINING YEARS TO MATURITY                      PRICE          INVESTED
------------------------------------------------------------------------

Less than 2 years                                0.25%           0.251%
At least 2 years but less than 3 years           0.50            0.503
At least 3 years but less than 5 years           0.75            0.756
At least 5 years but less than 8 years           1.00            1.010
At least 8 years but less than 13 years          1.50            1.523
13 years or more                                 1.75            1.781

  On Units sold to an Account, the Insurer initially pays the transaction charge, which it intends to recover through an asset charge. See the accompanying prospectus for the Policies for further information. These transaction charges are less than sales charges on comparable funds offered by the Sponsor reflecting elimination of distribution expenses because all sales are made to the Accounts. Because the income on any Treasury Note was designed to equal the Trust expenses, accrued interest on a Treasury Note is not reflected in the offering, repurchase or redemption prices of Units. In practice, as determined on an accrual basis by the auditors, accumulated expenses have been slightly higher or lower than the interest on the Treasury Notes. These differences are immaterial and may change over time. If there is an expense deficit at termination of a Trust, either the Trustee will waive a part of its fees or the Sponsor will bear sufficient expenses to eliminate the deficit. If a surplus remains at termination, the amount will be distributed to Holders; alternately, the Sponsor from time to time may direct the Trustee to distribute part or all of any accumulated surplus. The Offering Price on the date of this Prospectus or on any subsequent date will vary from the Offering Price on the date of the Investment Summary in accordance with fluctuations in the aggregate offering side evaluation of the underlying Securities in the Trust. Amortization of discount will have the effect of increasing at any particular time the offering side evaluation of the underlying Securities.

  The aggregate offer side evaluation of the Securities is determined by the Evaluator in the following manner: (a) on the basis of offer prices for the Securities, (b) if offer prices are not available for any Securities, on the basis of current offer prices for comparable securities, (c) by appraising the value of the Securities on the offer side of the market, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in that type of securities.

  The Offering Price is determined on each business day during any initial offering as of the Evaluation Time, effective for all sales of Units made since the last of these evaluations and as of the Evaluation Time on the last business day of each week during any period when there is no initial offering (i.e., when no additional Units are being created), effective for all sales made during the following week. The term "business day", as used herein and under "Redemption", shall exclude Saturdays, Sundays; the following holidays as observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following Federal holidays: Columbus Day and Veterans' Day.

  The amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for these Units.

DISTRIBUTION

  During the initial offering period (i) for Units issued on the Initial Date of Deposit and (ii) for additional Units issued after that date in respect of additional Securities deposited by the Sponsor, Units may be purchased by an Account at the Offering Price by


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
means of this Prospectus (except that, as explained above, the transaction charge is initially paid by the Insurer). Upon the completion of any initial offering, Units acquired in the secondary market may be offered by this Prospectus at the secondary market Offering Price determined in the manner provided above as of the close of business on the last business day of each week (see Market for Units), also less the transaction charge paid by the Insurer.

SPONSOR'S PROFITS

  Upon the sale of the Units, the Sponsor receives the transaction charge at the rates set forth above. The Sponsor may also realize a profit or loss on each deposit of Securities in a Trust. This is the difference between the cost of the Securities to the Trust (which is based on the offer side evaluation of the Securities) and the purchase price of those Securities to the Sponsor. During the initial offering period, and thereafter to the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations after the date of deposit in the Offering Price of the Units. Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

  In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units and the prices at which it resells those Units (which include the relevant transaction charge) or the prices at which it may redeem those Units, as the case may be.

                                MARKET FOR UNITS

  The Sponsor has committed to maintain a secondary market for Units of each Trust at its own expense and continuously to offer to purchase Units of each Trust at prices, subject to change at any time, that will be computed on the basis of the offer side evaluation of the Securities, taking into account the same factors referred to in determining the offer side evaluation of the Securities for purposes of sale of Units (see Sale of Units-Offering Price). During the initial offering period or thereafter, on a given day, the price offered by the Sponsor for the purchase of Units shall be an amount not less than the Redemption Price per Unit, based on the aggregate offer side evaluation of Securities in the relevant Trust on the date on which the Units are tendered for redemption.

  The Sponsor may redeem any Units it has purchased in the secondary market if it determines it is undesirable to continue to hold those Units in its inventory, provided that it has committed to redeem Units only in an amount to substantially equal the value of one or more Securities, so that uninvested cash generated by a redemption is de minimis. Factors which the Sponsor will consider in making this determination will include the number of Units of all Trusts which it has in its inventory, the saleability of the Units and its estimate of the time required to sell the Units and general market conditions.

                                   REDEMPTION

  While it is anticipated that Units in most cases can be sold for amounts exceeding the Redemption Price per Unit (see Market for Units), Units may be redeemed at the office of the Trustee, upon tender on any business day, as defined under Sale of Units--Offering Price, of Certificates or, in the case of uncertificated Units, delivery of a request for redemption, and payment of any relevant tax, without any other fee. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer.

  The Trustee will redeem Units either in cash or in kind at the option of the Holder as specified in writing to the Trustee. Unless otherwise specified, redemptions will be made in cash. Not later than the seventh calendar day following the tender (or if the seventh calendar day is not a business day on the first business day prior thereto), the Holder will be entitled to receive the proceeds of the redemption in an amount and value of Securities per Unit equal to the

Redemption Price per Unit (see below) as determined as of the Evaluation Time next following the tender. The Redemption Price per Unit for in kind distributions (the "In Kind Distribution") will take the form of the distribution of whole Securities represented by the fractional undivided interest in the applicable Trust of the Units tendered for redemption (based upon the Redemption Price per Unit).

  If the tendering Holder requests distribution in kind, the Trustee as Distribution Agent for the account of the tendering Holder shall sell any portion of the In Kind Distribution represented by fractional interests in accordance with the instructions of the tendering Holder and distribute net cash proceeds to the tendering Holder together with certificates representing whole Securities received as the In Kind Distribution. In implementing these redemption procedures, the Trustee shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the In Kind Distribution as of the date of tender.

  The Trustee is empowered to sell Securities from a Trust in order to make funds available for cash redemptions. The Securities will be sold so as to maintain, as closely as practicable, the percentage relationship between the face amounts of Stripped Treasury Securities and the Treasury Note in the Trust at the time of sale. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts which would be specified would range from $25,000 to $100,000.

  To the extent that Securities are redeemed in kind or sold, the size of the relevant Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which Securities are required to be sold, the proceeds of sale may, if the Sponsor fails to adhere to its commitment described above, exceed the amount required at the time to redeem Units; any excess proceeds will be deposited in the Capital Account. The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the Securities in the Trust at the time of redemption.

  The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange, Inc. is closed other than for customary weekend and holiday closings or (2) for any period during which, as determined by the Securities and Exchange Commission, (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for any other periods which the Commission may by order permit.

  Redemption Price per Unit of a Trust is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), on any business day, as of the Evaluation Time next following the tender of any Unit for redemption, and on any other business day desired by the Trustee or the Sponsor, on the offer side of the market, taking into account the same factors referred to in determining the offering side evaluation for purposes of sale of Units (see Sale of Units--Offering Price).

  While Securities of the type included in the Trusts' Portfolios involve minimal risk of loss of principal when held to maturity, due to variations in interest rates the market value of the Securities and Redemption Price per Unit can be expected to fluctuate during the period of an investment in a Trust.

                                      TAXES

  The following discussion relates only to direct holders of Units of the Trusts, and not to Policyowners. For information on tax consequences to Policyowners, see the attached Prospectus for the Policies.

  This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences. This federal income tax summary is based in part on the advice and opinion of counsel to the sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

  As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

ASSETS OF THE TRUST

  The Trust is expected to hold United States Treasury obligations (the "Debt Obligations"). It is possible that the Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

TRUST STATUS

  If the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, accruals of original issue discount and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets.
This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or trust expenses.

YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION

  If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of accruals of original issue discount as discussed below).

  If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

  Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year.

Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

DIVIDENDS RECEIVED DEDUCTION

  Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

ORIGINAL ISSUE DISCOUNT

  The Debt Obligations will generally be treated as having original issue discount. This original issue discount is generally equal to the difference between the amount payable on the due date and your purchase price allocable to the Debt Obligations. Original issue discount accrues on a daily basis and is generally treated as interest income for federal income tax purposes as it accrues. Your basis of each Debt Obligation must be increased as original issue discount accrues. The rules relating to original issue discount are very complex and special rules apply in numerous circumstances.

EXCHANGES

  If you elect to have your proceeds from your Trust rolled over into a future Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for Units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES

  Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

FOREIGN INVESTORS

  If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

NEW YORK TAX STATUS

  Based on the advice of Chapman and Cutler LLP, special counsel to the Trust, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation subject to the New York State franchise tax or the New York City general corporation tax. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                              EXPENSES AND CHARGES

INITIAL EXPENSES

  All expenses incurred in establishing the Trusts and the initial offering of Units and any additional

Units, including the cost of the initial preparation and printing of documents related to the Fund, cost of the initial evaluation, the initial fees and expenses of the Trustee, legal expenses, advertising and selling expenses and any other out-of-pocket expenses, will be paid by the Sponsor at no charge to the Trusts.

NO SPONSOR'S FEES

  The Sponsor receives no fee from the Trusts for its services as such. However, while the transaction charges paid by the Insurers to the Sponsor are not directly charged to the Accounts, because of the asset charge by the Insurers, Policyowners will indirectly bear these charges (see the accompanying prospectus for the policy).

FEES

  The Trustee's Estimated Annual Operating Fee and Expenses are set forth in the Investment Summary. The Trustee's fees, payable in semi-annual installments, are based on the largest face amount of Securities in a Trust during the preceding semi-annual period. For its services as Trustee, the Trustee receives annually $0.18 per $1,000 face amount of Treasury Securities. When a Treasury Note matures before termination of a Trust, the Trustee will waive its fee thereafter. Certain regular and recurring expenses of each Trust, including the Evaluator's fee and certain mailing and printing expenses, are borne by the Trustee. Expenses in excess of the amount included for those expenses in the Trustee's Annual Operating Fee and Expenses under the Investment Summary are borne by the Trust. The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

  The interest bearing Securities in certain Trusts mature several months or years before the Stripped Treasury Securities therein (see Portfolios). The Trustee will reduce its fees and expenses for these Trusts in the amount of interest that would have accrued on these Securities between their maturity date and the maturity date of the Stripped Treasury Securities in the Trust. This reduction will eliminate the necessity of charging the Capital Account for the Trust expenses during this period.

OTHER CHARGES

  These include: (a) fees of the Trustee for extraordinary services, (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken to protect any Trust, (e) indemnification of the Trustee for any loss, liabilities and expenses incurred without gross negligence, bad faith or willful misconduct on its part and (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, willful misconduct or reckless disregard of its duties. The amounts of these charges and fees are secured by a lien on the relevant Trust and, if the balances in the Income and Capital Accounts (see below) are insufficient, the Trustee has the power to sell Securities to pay these amounts.

                           ADMINISTRATION OF THE FUND

RECORDS

  The Trustee keeps records of transactions of each Trust, including a current list of the Securities and a copy of the Indenture, which are available to record Holders for inspection at the office of the Trustee at reasonable times during business hours.

ACCOUNTS AND DISTRIBUTIONS

  The terms of the Securities provide for payment to the holders thereof (including the Trusts) upon their maturities. Interest received on any Securities in a Trust which bear current interest, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account for the applicable Trust and all other receipts to a Capital Account for the Trust. Distributions to Holders as of the Record Day normally will be made by mail on the following Distribution Day and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance in the Income and Capital Accounts of the Trust computed as of the close of business on the Record Day. The Distribution Day normally shall be the next business day following the maturity of the Stripped Treasury Securities in the Trust Portfolio; the Record Day shall be the business day immediately preceding the Distribution Day. However, the Sponsor may direct distribution of any cash balance in the Income and Capital Accounts not otherwise allocated on the last Business Day of any year.

  The amount to be distributed may change as Securities are exchanged, paid or sold. Proceeds received from the disposition or payment of any of the Securities which are not used for redemption will be held in the Capital Account. Amounts, if any, in the Income Account will be distributed to Holders pro rata upon termination of the Trust. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, amounts which it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture do not bear interest.

PORTFOLIO SUPERVISION

  Each Trust is a unit investment trust and not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolios of the Trusts, however, will not be actively managed and therefore adverse conditions will not necessarily require the sale of securities from a Trust. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any of the Securities which is not promptly cured, institution of certain legal proceedings, default in payment of amounts due on other Treasury Securities, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

REPORTS TO HOLDERS

  The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and of other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year, the Trustee will furnish to Holders of record a statement (i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of each Trust, (ii) identifying Securities sold and purchased during the year and listing Securities held and the number of Units outstanding at the end of the year by the Trust, (iii) stating the Trust's Redemption Price per Unit based upon the computation thereof made at the end of the year and (iv) specifying any amounts distributed during the year from the Trust's Income and Capital Accounts. The accounts of each Trust shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of the accountants shall be furnished by the Trustee to Holders upon request.

  In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator.

CERTIFICATES

  The Sponsor may collect additional charges for registering and shipping Certificates to purchasers. These Certificates are transferable or interchangeable upon presentation at the office of the Trustee, with a payment that may be required by the Trustee for each new Certificate and any sums payable for taxes or other governmental charges imposed upon this transaction and compliance with the formalities necessary to redeem Certificates (see Redemption). Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

  Alternatively, Holders may elect to hold their Units in uncertificated form. The Trustee will credit each such Holder's account with the number of Units purchased by that Holder. This relieves the Holder of the responsibility for safekeeping of Certificates and of the need to deliver Certificates upon sale of Units. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by Certificates (see above), except that no Certificate need be presented to the Trustee and none will be issued upon transfer unless requested by the Holder. A Holder may at any time request the Trustee (at the Trust's cost) to issue Certificates for Units.

AMENDMENT AND TERMINATION

  The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, or (c) to make any other provisions which do not materially adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that none of these amendments or waivers will reduce the interest in any Trust of any Holder without the consent of the Holder or reduce the percentage of Units required to consent to any of these amendments or waivers without the consent of all Holders.

  The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the mandatory termination date. The Indenture as to any Trust may be terminated by the Sponsor if the face amount of the Trust is less than the minimum specified in the indenture and may be terminated at any time by written instruments executed by the Sponsor and consented to by Holders of 51% of the Units. The Trustee will deliver written notice of any termination to each Holder within a reasonable period of time prior to the termination, specifying the times at which the Holders may surrender their Certificates for cancellation. Within a reasonable period of time after the termination, the Trustee must sell all of the Securities then held and distribute to each Holder, upon surrender for cancellation of his Certificates, and after deductions for accrued but unpaid fees, taxes and governmental and other charges, the Holder's interest in the Income and Capital Accounts. This distribution will normally be made by mailing a check in the amount of each Holder's interest in these accounts to the address of the Holder appearing on the record books of the Trustee.

                RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

THE TRUSTEE

  The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities. The resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

THE EVALUATOR

  Interactive Data Services, Inc. (the "Evaluator") may resign or may be removed, effective upon the acceptance of appointment by its successor, by the Sponsor, who is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. This provision, however, shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

THE SPONSOR

  If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts or (c) continue to act as Trustee without terminating the Indenture. The Sponsor shall be under no liability to the Trusts or to the Holders for taking any action or for refraining from taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in such event shall be relieved of all further liability under the Indenture.

CODE OF ETHICS

  The Sponsor and your trust have adopted a code of ethics requiring their employees who have access to information on trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

                                  MISCELLANEOUS

TRUSTEE

  The Bank of New York is the Trustee of your Trust with its principal unit investment trust division offices located at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217. You can contact the Trustee by calling the telephone number on the back cover of this Prospectus or by writing to its unit investment trust office. The Sponsor may remove and replace the Trustee in some cases without your consent. The Trustee may also resign by notifying the Sponsor and investors.

LEGAL OPINION

  Chapman and Cutler LLP acts as special counsel for the Sponsor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

  The financial statements, including statements of assets and liabilities (including schedules of investments) as of December 31, 2009 and the related statements of operations, changes in net assets and financial highlights for the two years then ended, included herein have been audited by Grant Thornton LLP, an independent registered public accounting firm, as stated in their opinion appearing herein and have been included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing. The statements of operations, and of changes in net assets for the year ended December 31, 2007, and financial highlights for each of the three years in the period ended December 31, 2007, included herein have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their opinion appearing herein and have been included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

SPONSOR

  The Sponsor of the Trusts is Advisors Asset Management, Inc. The Sponsor is a broker-dealer specializing in providing trading and support services to broker-dealers, registered representatives, investment advisers and other financial professionals. The Sponsor's headquarters are located at 18925 Base Camp Road, Monument, Colorado 80132. You can contact the unit investment trust division at 8100 East 22nd Street North, Suite 900B, Wichita, Kansas 67226-2309 or by using the contacts listed on the back cover of this prospectus.

  The Sponsor is a registered broker-dealer and investment adviser, a member of the Financial Industry Regulatory Authority, Inc. (FINRA) and Securities Investor Protection Corporation (SIPC) and a registrant of the Municipal Securities Rulemaking Board (MSRB). If the Sponsor fails to or cannot perform the duties as sponsor or become bankrupt, the Trustee may replace the Sponsor, continue to operate your Trust without a sponsor, or terminate the Trust.

                                   PROSPECTUS

  THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                                      INDEX

               Investment Summary                              2
               Reports of Independent Registered
               Public Accounting Firms                         5
               Financial Statements                            7
               Fund Structure                                 31
               Risk Factors                                   32
               Description of the Fund                        33
               Sale of Units                                  34
               Market for Units                               36
               Redemption                                     36
               Taxes                                          37
               Expenses and Charges                           39
               Administration of the Fund                     40
               Resignation, Removal and Limitations
               on Liability                                   42
               Miscellaneous                                  43

                                    SPONSOR:

               Advisors Asset Management, Inc.
               18925 Base Camp Road
               Monument, Colorado 80132


                                   EVALUATOR:

               Interactive Data Services, Inc.
               Financial Times Information
               498 7th Avenue, 19th Floor
               New York, N.Y.  10018


                                    TRUSTEE:

               Bank of New York
               2 Hanson Place, 12th Floor
               Brooklyn, New York 11217
               1-800-848-6468





SPONSOR:

                                     [LOGO]

                                      AAM

                                    ADVISORS
                                ASSET MANAGEMENT

                      Contents of Post-Effective Amendment
                            To Registration Statement


This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures

            Consent of Independent Registered Public Accounting Firm

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series H and J-L, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 28th day of April, 2010.

                              The Merrill Lynch Fund of Stripped ("Zero") U.S.
                                  Treasurey Securities, Series H and J-L
                                 Registrant

                              By: Advisors Asset Management, Inc.
                                 Depositor

                                By:     /s/ ALEX R MEITZNER
                                   -----------------------------
                                         Alex R. Meitzner
                                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 28, 2010 by the following persons in the capacities indicated:


SIGNATURE                       TITLE                        DATE

Scott I. Colyer             Director of             )     /s/ Alex Meitzner
                            Advisors Asset          )   ----------------------
                            Management, Inc.        )      Alex Meitzner
                                                    )     Attorney-in-Fact*

Lisa Colyer                 Director of             )   April 28, 2010
                            Advisors Asset          )
                            Management, Inc.        )

James R. Costas             Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Christopher T. Genovese     Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Randy J. Pegg               Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

R. Scott Roberg             Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Jack Simkin                 Director of             )
                            Advisors Asset          )
                            Management, Inc.        )

Andrew Williams             Director of             )
                            Advisors Asset          )
                            Management, Inc.        )



* An executed copy of the related power of attorney was filed with the Securities and Exchange Commission as Exhibit 7.1 to the Registration Statement on Form S-6 for Advisor's Disciplined Trust 213
     (File No. 333-148484) as filed on January 4, 2008 and the same is hereby incorporated herein by reference.